Summary of Significant Accounting Policies (Details Narrative) - USD ($)	3 Months Ended									6 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2017	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015	Jun. 30, 2020	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Bank net losses											$ 2,400,000	$ 2,100,000
Accrued interest receivable											5,100,000
Increase in allowance for credit losses											2,300,000	1,100,000
Decrease in the allowance for credit losses											3,600,000	1,200,000
All loan review amount											$ 250,000
Additional loan measurement description											This independent third party reviews and evaluates loan relationships greater than or equal to $1.5 million as well as a periodic sample of commercial relationships with exposures below $1.5 million, excluding loans in default, and loans in process of litigation or liquidation
Two loans amount											$ 432,000
Unpaid principal balances of mortgage loans serviced for others											244,000	$ 285,000	$ 351,000
Reduction to retained earnings net of tax											838,000
Provision for credit losses for loans individually											432,000
Increases for reserves in loan pools											$ 877,000
Minimum [Member]
Loss rate											0.3601%	0.1346%
Maximum [Member]
Loss rate											0.1346%	0.3601%
2009 Plan [Member]
Restricted stock units granted				5,290	3,725		4,114	5,544	16,583
Grant date fair value per share				$ 28.43	$ 31.43		$ 25.00	$ 16.91	$ 16.34
Stock dividend paid						10.00%
2020 Plan [Member]
Restricted stock units granted	5,370	5,385	7,060							7,635
Grant date fair value per share	$ 32.58	$ 27.99	$ 22.04							$ 17.08
Shares reserved for possible issuance											300,000
Shares reserved remain available for future issuance											274,550
Unrecognized compensation expense											$ 287,000
Compensation expense for restricted stock											$ 187,000
Under The 2009 Plan And 2020 Plan [Member]
Compensation expense for restricted stock												$ 249,000